FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21782

Exact Name of registrant as                  Small Cap Value Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
					Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
					Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/31/18





























Item 1.  Schedule of Investments

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

DESCRIPTION                                 SHARES        FAIR VALUE
-----------                                 ------      ------------

COMMON STOCKS ? 99.54%

Tires/Tubes-3.64%
   Cooper Tire & Rubber		26,988	        790,748

Air Transportation, Scheduled-6.41%
   Hawaiian Holdings Inc.      		   35,953	      1,391,381

Gold Ore Mining-3.47%
   IAMGOLD (a)     			   145,371	        754,475

Family Clothing Stores-9.15%
   Buckle                                    42,141           933,423
   Abercrombie & Fitch                       43,478         1,052,602
                                                             --------
                                                            1,986,025

Retail Apparel-5.77%
   Express (a)                              175,197         1,254,411

Patent Owner-7.86%
   Acacia Reseach (a)                       220,977           773,420
   InterDigital                              12,678           933,101
                                                             --------
                                                            1,706,521

Misc Shopping Goods Stores-8.18%
   Office Depot                              267,034          574,123
   Big Five Sporting Goods                   165,933        1,203,014
                                                             --------
                                                            1,777,137

Concrete Products-4.22%
   Forterra Inc. (a)                        110,227           917,089

Computer/Software-2.74%
   GameStop                                  47,244           596,219

Industrial Org Chemical-4.61%
   Green Plains Inc.                         59,630         1,001,784

Retail Furniture-7.88%
    Pier 1 Imports                           150,000           483,000
    The Tile Shop                            204,999         1,229,994
                                                              --------
                                                             1,712,994

-	Continued ?
SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2018

DESCRIPTION                                  SHARES        FAIR VALUE
-----------                                  ------       -----------

Drill Oil/Gas-3.64%
    Rowan Cos Inc. (a)                       68,493           790,409

Pharmaceutical Preps-4.64%
    Selecta Biosciences (a)                  99,009         1,008,902

Programming Services-3.12%
    Synchronoss Tech (a)                     64,171           677,004

Vehicle Parts-3.45%
    Superior Industries Intl                 56,269           748,378

Eating Place-4.02%
    Del Taco Restaurants (a)                 84,221           872,530

Silver Ore-6.38%
    Tahoe Resources (a)                     295,560         1,386,176

Computer Integrated Sys Design-5.76%
    Unisys Corp (a)                         116,387         1,251,160

Security Broker, Dealer, & Flotation-4.60%
    Waddell & Reed Financial                 49,464           999,667
                                                             --------

Total common stocks (cost $20,474,736)                  $  21,623,010


SHORT-TERM INVESTMENTS ? 0.52%
   Schwab Money Fund-Bears interest at approx 2.00%
       			                                     113,809
                                                            --------

   Total short-term investments (cost $ 113,809)             113,809
                                                            --------

Total investment securities ? 100.07% (cost $20,588,545)  21,736,819

Other assets less liabilities ? (0.07)%                      (14,465)
                                                            --------

Net assets ? 100.00%                                   $  21,722,354
                                                        ============

(a) indicated non-dividend paying security



The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)



The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2018:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $21,736,820          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $21,736,820          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.


THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 31, 2018 were $499,629 and $317,592, respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $1,148,275, of which $2,924,113 related to unrealized appreciation of securities and ($1,775,838) related to unrealized depreciation of securities. The cost of investments at March 31, 2018 for Federal Income tax purposes was $20,474,736 excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and
procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.
b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.
























Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    President

Date:  4/23/2018






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  4/23/2018